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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: December 31, 2014 (Fund’s inception date) - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Panther Small Cap Fund Form N-PX
Proxy Voting Record for the Period 12/31/14 - 6/30/15

Issuer's Name	Ticker	CUSIP #	Shareholder Meeting Date	Matter Identification	Proposal Type	Voted	Vote Cast	For/Against Management
Asbury Automotive Group	ABG	43436104	4/15/2015	Elect Director Dennis E. Clements, Eugene S. Katz, Scott L. Thompson	Management	Yes	For	For
				Advisory approval of the compensation of named Executive Officers	Management	Yes	For	For
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Yes	For	For

Saia	SAIA	78709Y-105	4/27/2015	Elect Director William F. Evans	Management	Not Voted[a]
				Elect Director Herbert A. Trucksess, III	Management	Not Voted[a]
				Elect Director Jeffrey C. Ward	Management	Not Voted[a]
				Vote to approve the annual cash bonus plan	Management	Not Voted[a]
				Proposal to approve compensation of named executives	Management	Not Voted[a]
				Ratification of KPMG as Independent Registered Public Accountant	Management	Not Voted[a]

The Dixie Group	DXYN	255519100	4/28/2015	Elect Directors:William F. Blue, Charles E. Brock, Daniel K. Frierson, D. Kennedy Frierson, Walter W. Hubbard, Lowry F. Kline, Hilda S. Murray, John W. Murrey III, Michael L. Owens	Management	Yes	For	For
				Approval of terms of performance goals for annual incentive compensation for 2015-2019	Management	Yes	For	For
				Approval of terms of performance goals for annual incentive compensation for named executive officers	Management	Yes	For	For
				Ratification of Dixon Hughes Goodman to be Independent Registered Public Accountant	Management	Yes	For	For

Fiesta Restaurant Group	FRGI	31660B101	4/28/2015	Elect Directors: Jack A. Smith, Nicholas Daraviras	Management	Yes	For	For
				Approve terms of compensation for Executive Directors	Management	Yes	For	For
				Ratification of Deloitte & Touche LLP as Independent Registered Public Accountant	Management	Yes	For	For

Boise Cascade	BCC	09739D100	4/29/2015	Election of Director: Richard H. Fleming	Management	Yes	For	For
				Election of Director: Mack L. Hogans	Management	Yes	For	For
				Election of Director: Christopher J. McGowan	Management	Yes	For	For
				Providing a non-binding vote approving the executive compensation program	Management	Yes	For	For
				Ratification of KPMG as Independent Registered Public Accountant	Management	Yes	For	For

Primorsis Services	PRIM	74164F103	5/1/2015	Elect Directors: Brian Pratt, Thomas E. Tucker, Peter C. Brown	Management	Yes	For	For
				Ratification of Moss Adams LLP as Independent Registered Public Accountant	Management	Yes	For	For

Alamo Group	ALG	11311107	5/7/2015	Election of Director: Roderick R. Baty	Management	Not Voted[a]
				Election of Director: Helen W. Cornell	Management	Not Voted[a]
				Election of Director: Jerry E. Goldress	Management	Not Voted[a]
				Election of Director: David W. Grzelak	Management	Not Voted[a]
				Election of Director: Gary L. Martin	Management	Not Voted[a]
				Election of Director: Ronald A. Robinson	Management	Not Voted[a]
				Election of Director: James B. Skaggs	Management	Not Voted[a]
				Ratification of KPMG as Independent Registered Public Accountant	Management	Not Voted[a]
				Approval of Alamo Group incentive stock option plan	Management	Not Voted[a]
Not Voted[a]
Sotheby's	BID	835898107	5/7/2015	Election of Director: John M. Angelo	Management	Not Voted[a]
				Election of Director: Jessica M. Bibliowicz	Management	Not Voted[a]
				Election of Director: Kevin C. Conroy	Management	Not Voted[a]
				Election of Director: Domenico De Sole	Management	Not Voted[a]
				Election of Director: The Duke of Devonshire	Management	Not Voted[a]
				Election of Director: Daniel S. Loeb	Management	Not Voted[a]
				Election of Director: Olivier Reza	Management	Not Voted[a]
				Election of Director: Marsha E. Simms	Management	Not Voted[a]
				Election of Director: Thomas S. Smith, Jr.	Management	Not Voted[a]
				Election of Director: Robert S. Taubman	Management	Not Voted[a]
				Election of Director: Diana L. Taylor	Management	Not Voted[a]
				Election of Director: Dennis M. Weibling	Management	Not Voted[a]
				Election of Director: Harry J. Wilson	Management	Not Voted[a]
				Ratification of Deloitte & Touche LLP as Independent Registered Public Accountant	Management	Not Voted[a]
				Approval of Sotheby's stock compensation plan for non-employee directors	Management	Not Voted[a]
				Advisory vote on executive compensation	Management	Not Voted[a]

La Quinta	LQ	50420D108	5/8/2015	Election of Directors: Wayne B. Goldberg, Glenn Alba, Alan J. Bowers, Henry G. Cisneros, Giovanni Cutaia, Brian Kim, Michael B. Nash, Mitesh B. Shah, Gary M. Sumers	Management	Yes	For	For
				Ratification of Deloitte & Touche LLP as Independent Registered Public Accountant	Management	Yes	For	For
				Approval of La Quinta employee stock purchase plan	Management	Yes	Abstain	Against

Del Frisco's Restaurant Group	DFRG	245077102	5/13/2015	Election of Directors: Ian R. Carter, Richard L. Davis, Norman J. Abdallah, Mark S. Mednansky	Management	Not Voted[a]
				Ratification of KPMG as Independent Registered Public Accountant	Management	Not Voted[a]
				Approval of the terms of the performance goals under the incentive plan	Management	Not Voted[a]
Not Voted[a]
Hyster-Yale Materials Handling	HY	449172105	5/14/2015	Election of Directors: J.C. Butler, Carolyn Corvi, John P. Jumper, Dennis W. Labarre, F. Joseph Loughrey, Alfred M. Rankin Jr., Claiborne R. Rankin, John M. Stropki, Britton T. Taplin, Eugene Wong	Management	Not Voted[a]
				Confirmation of the Independent Registered Public Accountant for the current fiscal year	Management	Not Voted[a]

Texas Capital Bancshares	TCBI	88224Q107	5/19/2015
Election of Directors: C. Keith Cargill, Peter B. Bartholow, James H. Browning, Preston M. Geren III, Frederick B. Hegi, Jr., Larry L. Helm, Charles S. Hyle, W.W.McAllister III, Elysia Holt Ragusa, Steven P. Rosenberg, Robert W. Stallings, Dale W. Tremblay, Ian J. Turpin
					Management	Yes	For	For
				Approval of the 2015 long term incentive plan	Management	Yes	Abstain	Against
				Advisory Vote on the executive officer compensation		Yes	Abstain	Against
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Yes	For	For

Air Methods	AIRM	009128307	5/20/2015	Election of Directors: Ralph J. Bernstein, Mark D. Carleton, Claire M. Gulmi	Management	Yes	For	For
				Ratification of KPMG as Independent Registered Public Accountant	Management	Yes	For	For
				Approval, on an advisory basis, of the named executive compensation	Management	Yes	Abstain	Against
				Approval of the 2015 equity incentive plan	Management	Yes	Abstain	Against

Amsurg	AMSG	03232P405	5/20/2015	Election of Thomas G. Cigarran, John T. Gawaluck, Cynthia S. Miller, John W. Popp, Jr, MD.	Management	Yes	For	For

Approval Of An Amendment To Our Second Amended And Restated Charter, As Amended, To Increase Our Authorized Shares Of Capital Stock From 75,000,000 To 125,000,000, To Increase The Authorized Shares Of Our Common Stock, No Par Value, From 70,000,000 To 120,000,000 And Remove The Designation .......
					Management	Yes	Abstain	Against
				Approval, On An Advisory Basis, Of The Company's Executive Compensation	Management	Yes	Abstain	Against
				Ratification of Deloitte & Touche LLP as Independent Registered Public Accountant	Management	Yes	For	For

iRobot	IRBT	462726100	5/20/2015	Election of Colin M. Angle, Ronald Chwang, Ph.D., Deborah G. Ellinger, Michelle V. Stacy	Management	Yes	For	For
				Ratification of Pricewaterhousecoopers as Independent Registered Public Accountant	Management	Yes	For	For
				Approval of the 2015 stock option and incentive plan	Management	Yes	Abstain	Against
				Approval ammendments to our amended and restated certificate of inforporation to adopt majority voting standards	Management	Yes	Abstain	Against
				Approval of executive compensation	Management	Yes	Abstain	Against
				Approval of a stockholder proposal to elect each director annually	Management	Yes	Abstain	For

RSP Permian	RSPP	74978Q105	5/20/2015	Election of Directors: Ted Collins Jr., Kenneth V. Huseman, Michael W. Wallace	Management	Yes	For	For
				Ratification of Grant Thornton LLP as Independent Registered Public Accountant	Management	Yes	For	For

Cash America International	CSH	14754D100	5/21/2015	Election of Directors: Daniel E. Berce, Jack R. Daugherty, Daniel R. Feehan, James H. Graves, B.D. Hunter, Timothy J. McKibben, Alfred M. Micallef	Management	Yes	For	For
				Advisory vote to approve executive compensation	Management	Yes	Abstain	Against

Dreamworks Animation SKG	DWA	26153C103	5/26/2015	Election of Directors: Jeffrey Katzenberg, Harry Brittenham, Thomas E. Freston, Lucian Grainge, Mellody Hobson, Jason Kilar, Michael Montgomery	Management	Yes	For	For
				Ratification of Pricewaterhousecoopers as Independent Registered Public Accountant	Management	Yes	For	For
				Advisory vote to approve the named executive officer compensation	Management	Yes	Abstain	Against

Builders FirstSource	BLDR	12008R107	5/27/2015	Election of Directors: Michael Graff, Robert C. Griffin, Brett N. Milgrim	Management	Yes	For	For
				Ratification of selection of Independent Registered Public Accounting firm for 2015	Management	Yes	For	For

Neff Corporation	NEFF	640094207	5/27/2015	Election of Director Graham Hood	Management	Yes	For	For
				Ratification of Deloitte & Touche LLP as Independent Registered Public Accountant	Management	Yes	For	For

Hallmark Financial Services	HALL	40624Q203	5/29/2015	Election of Directors: Mark E. Schwartz, Scott T. Berlin, James H. Graves, Jim W. Henderson	Management	Yes	For	For
				Advisory resolution to approve executive compensation	Management	Yes	Abstain	Against
				Approval of 2015 long term incentive plan	Management	Yes	Abstain	Against

Approach Resources	AREX	03834A103	6/2/2015	Election of Directors James H. Brandi, James C. Crain	Management	Yes	For	For
				To approve, on an advisory basis, executive compensation	Management	Yes	Abstain	Against
				To approve the increase the maximum number of available shares by 1.52 million	Management	Yes	Abstain	Against
				To approve of the terms of the 2007 stock incentive plan to comply with the Internal Revenue Code	Management	Yes	Abstain	Against
				Ratification of Hein & Associates LLP as Independent Registered Public Accountant	Management	Yes	For	For

Constant Contact	CTCT	210313102	6/2/2015	Election of Directors: John Campbell, Daniel T.H. Nye	Management	Not Voted[a]
				Ratification of Pricewaterhousecoopers as Independent Registered Public Accountant	Management	Not Voted[a]
				To approve, on an advisory basis, executive compensation	Management	Not Voted[a]

Kaiser Aluminum	KALU	483007704	6/2/2015	Election of Directors: David Foster, L. Patrick Hassey, Teresa A. Hopp	Management	Yes	For	For
				Advisory vote to approve of executive compensation	Management	Yes	Abstain	Against
				Approval of KALU amended and restated 2006 Equity and Performance incentive plan	Management	Yes	Abstain	Against
				Approval of amendment to certificate of incorporation	Management	Yes	For	For
				Ratification of Deloitte & Touche LLP as Independent Registered Public Accountant	Management	Yes	For	For

CST Brands	CST	12646R105	6/4/2015	Election of Director Donna M Boles	Management	Not Voted[a]
				Election of Director Kimberly S. Lubel	Management	Not Voted[a]
				Election of Director Michael H. Wargotz	Management	Not Voted[a]
				Ratification of KPMG as Independent Registered Public Accountant	Management	Not Voted[a]
				Advisory vote to approve of executive compensation	Management	Not Voted[a]

Caretrust REIT	CTRE	14174T107	6/8/2015	Election of Director Allen C. Barbieri for a three year term	Management	Yes	For	For
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Yes	For	For

Radnet	RDNT	750491102	6/11/2015	Election of Directors: Howard G. Berger, M.D., Lawrence L. Levitt, Marvin S. Cadwell, Michael L. Sherman, M.D., John V. Crues, III,M.D., David L. Swartz, Norman R. Hames	Management	Yes	For	For
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Yes	For	For
				Advisory vote to approve of executive compensation	Management	Yes	Abstain	Against
				Approval of the amendment and restatement of the 2006 Equity Incentive plan	Management	Yes	Abstain	Against
				Other business that might come before the annual meeting	Management	Yes	For	For

Hilltop Holdings	HTH	432748101	6/12/2015
Charlotte Jones Anderson, Rhodes R. Bobbitt, Tracy A. Bolt, W. Joris Brinkerhoff, J. Taylor Crandall, Charles R. Cummings, Hill A. Feinberg, Gerald J. Ford, Jeremy B. Ford, J. Markham Green, William T. Hill. Jr., James R. Huffines, Lee Lewis, Andrew J. Littlefair, W. Robert Nichols, III., C. Clifton Robinson, Kenneth D. Russell, A. Haag Sherman, Robert C. Taylor, Jr., Carl B. Webb, Alan B. White
					Management	Yes	For	For
				Advisory vote to approve executive compensation	Management	Yes	Abstain	Against
				Ratification of Pricewaterhousecoopers as Independent Registered Public Accountant	Management	Yes	For	For

Allegiant Travel Company	ALGT	01748X-102	6/18/2015	Election of Directors: Montie Brewer, Gary Ellmer, Maurice J. Gallagher, Jr., Linda A. Marvin, Charles W. Pollard, John Redmond	Management	Yes	For	For
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Yes	For	For
				Stockholder Proposal to prohibit accelerated vesting on executive equity awards on a change in control	Stockholder	Yes	For	Against

Nu Skin Enterprises	NUS	67018T-105	6/23/2015	Election of Director Nevin N. Anderson	Management	Not Voted[a]
				Election of Director Daniel W. Campbell	Management	Not Voted[a]
				Election of Director M. Truman Hunt	Management	Not Voted[a]
				Election of Director Andrew D. Lipman	Management	Not Voted[a]
				Election of Director Steven J. Lund	Management	Not Voted[a]
				Election of Director Neil H. Offen	Management	Not Voted[a]
				Election of Director Thomas R. Pisano	Management	Not Voted[a]
				Election of Director Edwina D. Woodbury	Management	Not Voted[a]
				Advisory vote to approve executive compensation	Management	Not Voted[a]
				Ratification of Pricewaterhousecoopers as Independent Registered Public Accountant	Management	Not Voted[a]

LSB Industries	LXU	502160-104	6/25/2015	Election of Directors: Louis S. Massimo, Andrew K. Mittag, Barry H. Golsen, Marran H. Ogilvie, Richard W. Roedelo, Richard S. Sanders, Jr., Lynn F. White	Management	Yes	For	For
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Yes	For	For
				Say on pay- advisory vote on executive compensation	Management	Yes	Abstain	Against

Pier 1 Imports	PIR	720279-108	6/25/2015	Election of Director Claire H. Babrowski	Management	Yes	For	For
				Election of Director Cheryl A. Bachelder	Management	Yes	For	For
				Election of Director Hamish A. Dodds	Management	Yes	For	For
				Election of Director Brendan L. Hoffman	Management	Yes	For	For
				Election of Director Terry E. London	Management	Yes	For	For
				Election of Director Cynthia P. McCague	Management	Yes	For	For
				Election of Director Michael A. Peel	Management	Yes	For	For
				Election of Director Ann M. Sardini	Management	Yes	For	For
				Election of Director Alexander W. Smith	Management	Yes	For	For
				Approval of 2015 stock incentive plan	Management	Yes	For	For
				Advisory vote to approve executive compensation	Management	Yes	For	For
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Yes	For	For

a.	The proxy was not received by the Advisor in time to vote the proxy.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President
Date	August 20, 2015

*	Print the name and title of each signing officer under his or her signature.